Stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
	June 30, 2017
	Number of shares	Weighted average
	(000’s)	exercise price C$*
Outstanding – beginning of period	12,010	0.48
Granted	65	0.62
Exercised	(1,228)	0.31
Forfeited/expired	(2,542)	0.78
Outstanding – end of period	8,305	0.41

*The weighted average exercise prices are before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate In-the-Money amounts for the outstanding options remain the same before and after the Arrangement.

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity [Table Text Block]
At June 30, 2017, the following stock options were outstanding:

				Post-Arrangement
		Aggregate	Pre-Arrangement	adjusted
Number of shares		intrinsic value C$	exercise price	exercise price
(000’s)	Vested (000’s)	(000’s)	share C$	per share C$	Expiry date
965	965	116	0.21 – 0.73	0.18 – 0.61	Aug - Oct 2017
2,855	2,855	235	0.30 – 0.56	0.26 – 0.47	Mar – Dec 2018
860	860	262	0.21	0.18	Dec 2019
1,320	1,320	257	0.33 – 0.38	0.28 – 0.32	July – Dec 2020
2,240	2,240	283	0.39 – 0.42	0.33 – 0.36	Mar – Nov 2021
65	33	-	n/a	0.62	May 2022
8,305	8,273	1,153

* The Post-Arrangement adjusted exercise price per share is after the adjustment applied pursuant to the Arrangement (Note 2).